Supplemental Cash Flow Information (Details) - Schedule of Supplemental Cash Flow Information - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023	Dec. 30, 2023	Dec. 31, 2022
Cash paid for:
Interest	$ 2,310	$ 3,805	$ 3,690	$ 3,833
Income taxes			110	150
Non-Cash Investing and Financing Activities:
Deferred purchase price of UK factoring facility			6,897	6,825
Redeemable Series H preferred stock, net				8,265
Debt discount - Series H			362	735
Debt discount - Related party note	$ 275	$ 91	90	347
Acquisition of right of use assets			217
Earnout liability				5,000
Goodwill				(2,192)
Intangible assets				6,800
Warrant modification			$ 1,994	$ 837